UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03526

Name of Fund: Legg Mason Tax Exempt Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1 – Report to Shareholders

Legg Mason

Tax Exempt Trust, Inc.

Annual Report to Shareholders
December 31, 2004

LEGG MASON FUNDS

Personalized Guidance.
Intelligent Choices.[SM]

Annual Report to Shareholders

To Our Shareholders,

   On December 31, 2004, the Legg Mason Tax Exempt Trust had $439 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust’s 7-day yield is 1.17% and its average weighted maturity is 22 days. The following table shows cumulative and average annual total returns for the one-, five- and ten-year periods ended December 31, 2004:

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+0.51%	+0.51%
Five Years	+7.27%	+1.41%
Ten Years	+23.49%	+2.13%

   The Trust’s income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

   PricewaterhouseCoopers LLP, Tax Exempt Trust’s independent registered public accounting firm, has completed its annual examination, and audited financial statements for the year ended December 31, 2004, are included in this report.

   We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

February 11, 2005

Annual Report to Shareholders

Expense Example

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on July 1, 2004, and held through December 31, 2004.

Actual Expenses

   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	7/1/04	12/31/04	7/1/04 to 12/31/04	Ratio

Actual	$1,000.00	$1,003.50	$3.43	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Statement of Net Assets

Legg Mason Tax Exempt Trust, Inc.

December 31, 2004
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Alabama — 3.4%
The Industrial Development Board of the City of Montgomery, Pollution Control and Solid Waste Disposal Revenue Refunding Bonds (General Electric Company Project), Series 1990 TECP (Aaa/P-1, AAA/A1+)	2.00%	1/4/05	$15,000	$15,000

Alaska — 2.7%
City of Valdez, Alaska, Marine Terminal Revenue Bonds (Exxon Pipeline Company Project), Series 1985 VRDN (Aaa/P-1, AAA/A-1+)	2.13	1/3/05	900	900	A
City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines, Inc. Project), Series 2001 VRDN (Aa1/VMIG1, AA+/A-1+)	2.18	1/3/05	11,200	11,200	A

				12,100

Arizona — 1.9%
Salt River Agricultural Improvement and Power District (P-1, A-1+)
Series A TECP	1.85	3/8/05	3,500	3,500
Series A TECP	1.85	3/9/05	5,000	5,000

				8,500

Delaware — 1.5%
University of Delaware, Revenue Bonds, Series 1998 VRDN (AA+/A-1+)	2.00	1/5/05	6,500	6,500	A

Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

District of Columbia — 1.5%
District of Columbia, Multimodal GO Bonds, Series 2003 D-2 VRDN (Aaa/VMIG1, AAA/A-1+, AAA/F1+)	2.09%	1/6/05	$6,500	$6,500	A

Florida — 6.7%
City of Gainesville, Utilities System (P-1, A-1+)
Series C TECP	1.83	1/19/05	5,000	5,000
Series C TECP	1.83	2/4/05	6,400	6,400
Series C TECP	1.83	2/7/05	4,000	4,000
Jacksonville Electric Authority Revenue Bonds (Subordinated Electric Systems), Series 2001 C TECP (Aa3/VMIG1, A+/A-1, AA/F1+)	1.75	2/18/05	6,000	6,000
Pinellas County, Florida, Health Facilities Authority (Bayfront Medical Center, Inc. Project), Refunding Revenue Bonds, Series 1989 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	1.86	1/5/05	400	400	A
Putnam County, Florida, Development Authority, PCR Bonds (Seminole Electric Cooperative, Inc.) (Aa3, A/A-1)
Series 1984 H-1 VRDN	2.20	1/5/05	5,775	5,775	A
Series 1984 H-2 VRDN	2.20	1/5/05	2,100	2,100	A

				29,675

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Georgia — 2.7%
Burke County, Georgia, PCR Bonds (Oglethorpe Power) (Aaa/VMIG1, AAA/F1+)
Series 1998 B TECP	1.85%	1/20/05	$2,000	$2,000
Series 1998 B TECP	1.75	2/14/05	5,000	5,000
Series 1998 B TECP	1.75	2/17/05	4,000	4,000
State of Georgia, GO Bonds, Series 1996 B (Aaa, AAA, AAA)	6.25	4/1/05	1,000	1,012

				12,012

Illinois — 0.8%
Illinois Development Finance Authority PCR Bonds (Amoco Oil Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	2.18	1/3/05	3,400	3,400	A

Indiana — 0.5%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	2.18	1/3/05	2,000	2,000	A

Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

Kansas — 4.2%
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds
Series 2000 B-2 VRDN (Aa2/VMIG1, AA+/A-1+, AA+/F1+)	2.17%	1/3/05	$1,300	$1,300	A
Series 2002 B-1 VRDN (Aa2/VMIG1, AA+/A-1+, AA+/A-1+)	1.97	1/6/05	11,000	11,000	A
Series 2002 B-3 VRDN (Aa2/VMIG1, AA+/A-1+, AA+/A-1+)	1.97	1/6/05	6,500	6,500	A

				18,800

Kentucky — 4.2%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group) (Aaa/VMIG1, AAA/A-1, AAA)
Series 1999 C VRDN	2.17	1/3/05	12,380	12,380	A
Series 1999 B VRDN	1.99	1/5/05	6,365	6,365	A

				18,745

Maryland — 15.1%
Baltimore County, Maryland, Public Improvement Go Bonds, 2003 Refunding Series (Aaa/AAA/AAA)	5.00	6/1/05	1,250	1,267
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village, Inc. Project), Series 1999 A VRDN (AA/A-1, A+/F1+)	1.99	1/6/05	6,975	6,975	A
Howard County, Maryland, Variable Rate Demand Multifamily Housing Revenue Refunding Bonds (Sherwood Crossing Apartments), Series 2003 VRDN (Aaa/VMIG1)	2.00	1/6/05	3,700	3,700	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland — Continued

Maryland Economic Development Corporation Revenue Bonds (American Urological Association Education and Research, Inc. Project), Series 2002 VRDN (Aa2/VMIG1)	2.00%	1/5/05	$3,100	$3,100	A
Maryland Health and Higher Educational Facilities Authority Revenue Bonds French International School Issue, Series 2004 VRDN (Aa2/VMIG1)	2.00	1/5/05	700	700	A
Maryland Health and Higher Educational Facilities Authority Friends School of Baltimore, Series 2004 VRDN (Aaa/VMIG1)	2.00	1/5/05	1,800	1,800	A
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue) (Aa2/VMIG1)
Series 1985 A VRDN	1.96	1/5/05	8,500	8,500	A
Series 1985 B VRDN	1.98	1/5/05	2,800	2,800	A
Maryland Health and Higher Educational Facilities Authority (The Johns Hopkins Hospital), Series C TECP (P-1, A-1+, F1+)	1.75	2/16/05	5,000	5,000
Maryland Health and Higher Educational Facilities Authority (The Johns Hopkins University) (P-1, A-1+)
Series A TECP	1.83	2/4/05	5,575	5,575
Series A TECP	1.83	2/8/05	2,000	2,000
Series B TECP	1.85	2/23/05	3,100	3,100
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004A VRDN (Aaa/VMIG1, AAA/A-1+, AAA/F1)	2.00	1/6/05	2,000	2,000	A

Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

Maryland — Continued

Maryland Industrial Development Financing Authority, Variable Rate Demand Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN (Aaa/VMIG1, A)	2.00%	1/5/05	$5,200	$5,200	A
Montgomery County, Maryland, BANS (P-1, A-1+)
Series 2002	1.83	2/8/05	3,300	3,300
Series 2002	1.81	2/9/05	2,500	2,500
State of Maryland, GO Bonds, State and Local Facilities Loan of 2003, First Series (Aaa, AAA, AAA)	5.00	7/15/05	1,000	1,017
University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, Series 2003 A (Aa3, AA, AA)	5.00	4/1/05	2,000	2,019
Washington Suburban Sanitary District BANS, Series 2003 B VRDN (Aaa/VMIG1, AAA/F1+)	2.00	1/5/05	6,600	6,600	A

				67,153

Massachusetts — 1.1%
The Commonwealth of Massachusetts, GO Refunding Bonds, Series 2001 C VRDN (Aa2/VMIG1, AA-/A-1+, AA-/F1+)	2.03	1/6/05	5,000	5,000	A

Michigan — 0.9%
Michigan State Housing Development Authority, Rental Housing Revenue Bonds, Series 1997 B VRDN (Aaa/VMIG1, AA+/A-1+)	1.98	1/5/05	4,140	4,140	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Mississippi — 3.3%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN (Aa2/P-1)	2.18%	1/3/05	$14,500	$14,500	A

Missouri — 0.8%
Health and Educational Facilities Authority of the State of Missouri, Medical Research Facilities Revenue Bonds (Stowers Institute for Medical Research), Series 2000 VRDN (Aaa/VMIG1, AAA/A-1+, AAA)	2.00	1/6/05	3,500	3,500	A

Nebraska — 0.5%
Omaha Public Power District TECP Series A (P-1, A-1+)	1.74	2/9/05	2,400	2,400

Nevada — 0.4%
Clark County, Nevada School District, Adjustable Rate GO (Limited Tax) School Bonds, Series 2002 B (Aa2/AA)	5.00	2/1/05	1,810	1,816

North Carolina — 4.1%
City of Charlotte, North Carolina, Water and Sewer System Commercial Paper Revenue, Series 2004 (P-1, A-1, F1)
BANS	1.60	5/27/05	6,200	6,200
BANS	1.60	6/3/05	4,000	4,000

Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

North Carolina — Continued

County of Wake, North Carolina, GO Public Improvement Bonds, (Aaa, AAA, AAA)
Series 2003 A	3.00%	3/1/05	$4,000	$4,011
Series 2004	3.00	4/1/05	4,000	4,019

				18,230

Ohio — 4.4%
Ohio Higher Educational Facility Commission Revenue Bonds (Xavier University Project) Series 2000 VRDN (Aa2/VMIG1)	1.92	1/6/05	9,930	9,930	A
Ohio State University General Receipt Bonds, Series 2001 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	2.00	1/6/05	8,500	8,500	A
State of Ohio, Highway Capital Improvement Bonds, Series C (Aa1, AAA, AA+)	4.75	5/1/05	1,000	1,012

				19,442

Pennsylvania — 7.4%
Allegheny County, Pennsylvania, Hospital Development Authority Health Center Revenue Bonds (Presbyterian University Health) (Aaa/VMIG1, AAA/A-1+, AAA)
Series 1990 A VRDN	2.00	1/6/05	1,800	1,800	A
Series 1990 D VRDN	2.00	1/6/05	1,500	1,500	A
Commonwealth of Pennsylvania GO Bonds, First Series of 1998 (Aa2, AA, AA)	5.00	3/1/05	1,500	1,510
Delaware County, Pennsylvania, IDA Revenue Refunding Bonds (Resource Recovery Facility, General Electric Capital Corporation), Series 1998 G VRDN (Aaa/P-1, AAA/A-1+)	1.96	1/5/05	3,610	3,610	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Pennsylvania — Continued

Geisinger Authority (Montour County, Pennsylvania), Health System Revenue Refunding Bonds (Geisinger Health System),
Series 2002 VRDN (Aa3/VMIG1, AA-/A-1+, AA-/F1)	2.19%	1/5/05	$4,500	$4,500	A
Series 2000 VRDN (Aa3/VMIG1, AA-/A-1+, AA-/F1+)	2.20	1/3/05	3,000	3,000	A
Lackawanna County, Pennsylvania, IDA (National Book Company Project), Series 1986 VRDN (A/A-1)	2.63	1/3/05	400	400	A
Northampton County Higher Education Authority University Revenue Bonds, Series of 2000 (Lehigh University) VRDN (Aa3/VMIG1, AA-/A-1+)	1.95	1/6/05	7,500	7,500	A
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University) (AA-/A-1+)
Series 1995 A VRDN	2.19	1/3/05	3,000	3,000	A
Series 1995 B VRDN	2.19	1/3/05	2,050	2,050	A
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project)
Series B of 2002 VRDN (Aa2/VMIG1, AA/A-1+)	2.19	1/3/05	1,500	1,500	A
Series D of 2002 VRDN (Aaa/VMIG1, AAA/A-1+, AAA)	2.19	1/3/05	2,400	2,400	A

				32,770

Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

South Carolina — 4.1%
Berkeley County, South Carolina, PCR Refunding Bonds (Amoco Chemical Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	2.18%	1/3/05	$8,530	$8,530	A
South Carolina Public Service Authority Promissory Notes TECP (P-1, A-1+)	1.83	2/7/05	9,500	9,500

				18,030

Texas — 18.2%
City of Austin, Texas (Travis and Williamson County), Combined Utility System (P-1, A-1+)
Series A TECP	1.83	1/7/05	2,800	2,800
Series A TECP	1.80	1/11/05	3,000	3,000
Series A TECP	1.78	1/12/05	5,000	5,000
Series A TECP	1.85	1/26/05	4,755	4,755
Dallas, Texas, Area Rapid Transit Authority (P-1, A-1+)
Series 2001 TECP	1.76	1/19/05	5,000	5,000
Series 2001 TECP	1.83	1/19/05	5,000	5,000
Series 2001 TECP	1.70	1/21/05	5,000	5,000
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (St. Luke’s Episcopal Hospital), Series 2001B VRDN (AA-/A-1+)	2.20	1/3/05	11,800	11,800	A
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (The Methodist Hospital), Series 2002 VRDN (AA/A-1+)	2.20	1/3/05	13,000	13,000	A
Harris County Industrial Development Corporation PCR Bonds (Exxon Project), Series 1984 A VRDN (Aaa, AAA/A-1+)	2.13	1/3/05	1,200	1,200	A
Harris County, Texas, GO Notes, Series B TECP (P-1, A-1+)	1.75	2/3/05	1,800	1,800

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Texas — Continued

Southwest Higher Education Authority Inc., Variable Rate Demand Higher Education Revenue Bonds (Southern Methodist University Project), Refunding Series 1985 VRDN (Aaa/VMIG1)	2.18%	1/3/05	$14,030	$14,030	A
State of Texas, TRANS, Series 2004 (MIG1, SP-1+, F1+)	3.00	8/31/05	8,000	8,073

				80,458

Utah — 1.6%
Emery County, Utah, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	2.20	1/3/05	5,800	5,800	A
Intermountain Power Agency, Variable Rate Power Supply Revenue Bonds, F Series 1985 TECP (Aaa/VMIG1, AAA/A-1+)	1.74	2/3/05	1,500	1,500

				7,300

Virginia — 2.7%
Harrisonburg Redevelopment and Housing Authority, Variable Rate Lease Purchase Revenue Bonds, Series 2001 A VRDN (AA-/A-1+)	2.07	1/6/05	11,000	11,000	A
Virginia College Building Authority Educational Facilities Revenue Bonds (21st Century College Program), Series 2001 (Aa1, AA+, AA+)	5.00	2/1/05	1,000	1,003

				12,003

Washington — 3.3%
State of Washington, Adjustable Rate GO Bonds, Series 1996 B VRDN (Aa1/VMIG1, AA+/A-1, AA/F1+)	1.92	1/5/05	14,600	14,600	A

Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

Wyoming — 1.0%
Lincoln County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	2.24%	1/3/05	$2,100	$2,100	A
Sweetwater County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	2.24	1/3/05	2,200	2,200	A

				4,300

Total Investments, at Amortized Cost and Value — 99.0%				438,874	B
Other Assets Less Liabilities — 1.0%				4,391

Net Assets Applicable to 443,264 Shares Outstanding — 100.0%				$443,265

Net Asset Value Per Share				$1.00

A	The rate shown is the rate as of December 31, 2004, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

B	Also represents cost for Federal income tax purposes.

A guide to investment abbreviations and municipal note, commercial paper and bond ratings appears on the next page.

See notes to financial statements.

Annual Report to Shareholders

Legg Mason Tax Exempt Trust, Inc.

(Unaudited)

Investment Abbreviations:

BANS	Bond Anticipation Notes
GO	General Obligation
IDA	Industrial Development Authority
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper
TRANS	Tax and Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

 Municipal Notes

   MIG1 and MIG2: Moody’s Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

   SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor’s. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.

   F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Commercial Paper

   P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody’s Investors Service, Inc.

   A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor’s. A plus (+) sign designates issues possessing very strong credit characteristics.

   F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Municipal Bonds

   Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody’s Investors Service, Inc. A numeric modifier (1, 2 or 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.

Annual Report to Shareholders

Legg Mason Tax Exempt Trust, Inc. — Continued

   AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor’s. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

   AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.

   The Moody’s, Standard & Poor’s or Fitch IBCA ratings indicated are believed to be the most recent ratings available at December 31, 2004. These ratings are not audited by the Fund’s independent auditors.

Maturity Schedule of the Portfolio

December 31, 2004

Maturity Period	Par	Perentage of	Portolio

	(000)	(cum)
1-7 days	$296,585	67.6%	67.6%
8-45 days	81,540	18.6	86.2
46-90 days	32,100	7.3	93.5
Over 90 days	28,450	6.5	100.0

	$438,675	100.0%

   Average Weighted Maturity: 23 days

Annual Report to Shareholders

Statement of Operations

Legg Mason Tax Exempt Trust, Inc.

For the Year Ended December 31, 2004
(Amounts in Thousands)

Investment Income:
Interest			$5,224
Expenses:
Management fee	$2,192
Distribution and service fees	438
Audit and legal fees	47
Custodian fees	93
Directors’ fees and expenses	33
Registration fees	68
Reports to shareholders	29
Transfer agent and shareholder servicing expense	114
Other expenses	8

	3,022
Less: Fees waived	(37	)A
Compensating balance credits	(3)

Total expenses, net of waivers and compensating balance credits			2,982

Net Investment Income			2,242

Change in Net Assets Resulting From Operations			$2,242

A	See Note 2 in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Tax Exempt Trust, Inc.

(Amounts in Thousands)

	For the Years Ended
	December 31,

	2004	2003

Change in Net Assets:

Net investment income	$2,242	$1,513

Increase in net assets resulting from operations	2,242	1,513
Distributions to shareholders from net investment income	(2,242)	(1,513)
Change in net assets from Fund share transactions:	(21,409)	12,348

Change in net assets	(21,409)	12,348
Net Assets:
Beginning of year	464,674	452,326

End of year	$443,265	$464,674

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Legg Mason Tax Exempt Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

	Years Ended December 31,

	2004	2003	2002	2001	2000

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:
Net investment income	.0051	.0034	.0072	.0206	.0339
Distributions:
From net investment income	(.0051)	(.0034)	(.0072)	(.0206)	(.0339)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Ratios/supplemental data
Total return	.51%	.34%	.72%	2.08%	3.44%
Total expenses to average net assetsA	.68%	.68%	.70%	.68%	.70%
Net expenses to average net assetsB	.68%	.68%	.70%	.68%	.70%
Net investment income to average net assets	.51%	.34%	.72%	2.06%	3.39%
Net assets, end of year (in thousands)	$443,265	$464,674	$452,326	$407,685	$388,130

A	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waiver described below.

B	Net of waivers for 12b-1 service fees and advisory fees as described in Note 2 to the financial statements. If no fees had been waived, the annualized ratio of expenses to average daily net assets would have been: for the years ended December 31, 2004, 0.69%; 2003, 0.82%; 2002, 0.80%; 2001, 0.78%; and 2000, 0.80%.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Tax Exempt Trust, Inc.

(Amounts in Thousands)

1. Significant Accounting Policies:

   The Legg Mason Tax Exempt Trust, Inc. (“Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
   Preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At December 31, 2004, there were no unsettled receivables for investments sold, and there were no unsettled payables for securities purchased.

Investment Income and Dividends to Shareholders

   Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 2004, dividends payable of $15 were accrued.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the year ended December 31, 2004, the Fund earned compensating balance credits of $3.

Federal Income Taxes

   No provision for federal income or excise taxes has been made since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its

Annual Report to Shareholders

taxable income and capital gains to its shareholders. Because federal income tax regulations differ from U.S. generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. The character of distributions and composition of net assets for tax purposes were the same as those reflected in the accompanying financial statements.

   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2004, the Fund had no capital loss carryforwards.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Transactions With Affiliates:

   The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. During 2003, LMFA voluntarily waived between 10% and 30% of its fees. Beginning November 18, 2003, LMFA agreed to waive 10% of its fees (or .05% of the Fund’s average daily net assets) through February 29, 2004. For the year ended December 31, 2004, advisory fees of $37 were waived. Advisory fees of $185 were payable to LMFA at December 31, 2004.

   Legg Mason Trust, fsb (“Adviser”) serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee of 0.10% of its average daily net assets for services provided to shareholders. Service fees of $37 were payable to Legg Mason at December 31, 2004.

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS $44 for the year ended December 31, 2004.

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

   The Adviser, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:

   The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 2004, paid-in capital aggregated $443,264. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

	Year Ended

	12/31/04	12/31/03

Sold	$1,604,139	$1,359,200
Reinvestment of Distributions	2,149	1,369
Repurchased	(1,627,697)	(1,348,221)

Net Change	$(21,409)	$12,348

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Shareholders and Directors of
Legg Mason Tax Exempt Trust, Inc.:

   In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Legg Mason Tax Exempt Trust, Inc. (the “Fund”) at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 11, 2005

Annual Report to Shareholders

Directors and Officers

   The table below provides information about each of the Fund’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Name, Position(s) and	Number of Legg Mason
Year First Elected	Funds Overseen and	Principal Occupation(s)
With Fund, and Age	Other Directorships	During the Past Five Years

INDEPENDENT DIRECTORS:A

Hearn, Ruby P. Director since 2004B Age 64	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996- 2001).

Lehman, Arnold L. Director since 1983B Age 60	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. Director since 2002B Age 49	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. Director since 1989B Age 60	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Mehlman, Arthur S. Director since 2002B Age 62	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Municipal Mortgage & Equity, LLC.	Retired. Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation and University of Maryland College Park Foundation (non-profits). Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter Director since 2002B Age 59	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Renaissance Capital Greenwich Funds; and Director of Technology Investment Capital Corp.	Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford Director since 2002B Age 61	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999; Director of Annapolis Center for Science-Based Public Policy since 1995.

Annual Report to Shareholders

Directors and Officers — Continued

Name, Position(s) and	Number of Legg Mason
Year First Elected	Funds Overseen and	Principal Occupation(s)
With Fund, and Age	Other Directorships	During the Past Five Years

Tarola, Robert M. Director since 2004B Age 54	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999.

INTERESTED DIRECTORS:C

Curley, John F., Jr. Chairman and Director since 1982B Age 65	Chairman and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of all Legg Mason funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982- 1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Fetting, Mark R. President since 2001; Director since 2002B Age 50	President and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios).	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:D

Karpinski, Marie K. Vice President and Treasurer since 1985B Age 55	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Treasurer of all Legg Mason funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc.; Treasurer of Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Merz, Gregory T. Vice President and Chief Legal Officer since 2003B Age 46	Vice President and Chief Legal Officer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002); Senior Associate, Debevoise & Plimpton (1985-1993).

Annual Report to Shareholders

Directors and Officers — Continued

Name, Position(s) and	Number of Legg Mason
Year First Elected	Funds Overseen and	Principal Occupation(s)
With Fund, and Age	Other Directorships	During the Past Five Years

Olmert, Amy M. Vice President and Chief Compliance Officer since 2004B Age 41	Vice President and Chief Compliance Officer of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

ADDITIONAL INFORMATION ABOUT THE FUND’S DIRECTORS

AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
CALLING 1-800-822-5544 OR ON THE
SECURITIES AND EXCHANGE COMMISSION
WEBSITE (http://www.sec.gov).

A	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

B	Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Fund are elected annually to serve until their successors are elected and qualified.

C	Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Fund by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund, and as owners of common stock of Legg Mason, Inc.

D	Officers of the Fund are interested persons (as defined in the 1940 Act).

Notes

Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Adviser

Legg Mason Trust, fsb
Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Erin K. Morris, Assistant Treasurer
Jennifer P. Streaks, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services
Braintree, MA

Custodian

State Street Bank & Trust Company
Boston, MA

Counsel

Kirkpatrick & Lockhart LLP
Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Baltimore, MD

An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust
Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust
Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust
Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio
Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust
Money Market Funds
Cash Reserve Trust
Tax Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-016

Item 2 – Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Tax Exempt Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(c)	On August 12, 2004, the Registrant’s Code of Ethics for Principal Executive and Financial Officers was amended. The amended Code is set forth as an exhibit to this filing. A brief description of the amendment is set forth below:

•	The fifth bullet point of Section IV has been revised to clarify that it applies to employment positions.

•	The sixth bullet point of Section IV has been revised to require that Covered Persons report any employment positions they (or a member of their immediate family) hold with a service provider to a fund.

•	Footnote one to the third bullet in Section II has been added. That third bullet of Section II states that a Covered Officer should confer with the Chief Legal Officer if the Covered Officer will serve as director of any public company. There is an exception to the requirement to confer with the Chief Legal Officer if the directorship is of the Legg Mason Funds or their investment advisers or any affiliated person thereof. Footnote one clarifies that the exception does not apply to a company that is affiliated with a fund because the fund owns 5% of the company’s stock, or because the company owns more than 5% of the fund’s stock and the company is not part of the Legg Mason complex.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as exhibit 12(a)(1) to this Form N-CSR.

Item 3 – Audit Committee Financial Expert

The directors of the Registrant determined that its board has at least one audit committee financial expert serving on its Audit Committee.

Mr. Arthur S. Mehlman is the Audit Committee financial expert. He is “independent.”

Item 4 – Principal Accountant Fees and Services

(a)	Audit Fees

Fiscal Year Ended December 31, 2003 — $25,330 Fiscal Year Ended December 31, 2004 — $23,750

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

PricewaterhouseCoopers LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended December 31, 2003 — $870 Fiscal Year Ended December 31, 2004 — $1,000

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant by PricewaterhouseCoopers LLP during either of the last two fiscal years in addition to those disclosed in items (a) through (c) above.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a) through (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee’s policy is delegation to its Chairperson of the authority to pre-approve items for which a decision may be desired prior to the next meeting of the Committee. Such pre-approvals are reported at the next quarterly meeting of the Audit Committee.

(2) There were no services provided to the Registrant that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

PricewaterhouseCoopers LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees

Fiscal Year Ended December 31, 2003 — $883,350 Fiscal Year Ended December 31, 2004 — $372,631

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7 – Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies

The Registrant is not a closed-end management investment company.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

The Registrant is not a closed-end management investment company.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

The Registrant is not a closed-end management investment company.

Item 10 – Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary .

Item 11 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	File the exhibits listed below as part of this Form.

(a)(1)	The Registrant’s code of ethics applicable to registrant’s principal executive officer and principal financial officer is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	The Registrant is not a closed-end management investment company.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Exempt Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Tax Exempt Trust, Inc.

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Tax Exempt Trust, Inc.

Date: February 25, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Tax Exempt Trust, Inc.

Date: February 25, 2005